Expenses and other income	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Expenses and other income
5    Expenses and other income

	2021	2020	2019
	US$M	US$M	US$M
Employee benefits expense:
Wages, salaries and redundancies	4,399	3,706	3,683
Employee share awards	124	129	138
Social security costs	3	2	4
Pension and other post-retirement obligations	316	283	292
Less employee benefits expense classified as exploration and evaluation expenditure	(119)	(65)	(85)
Changes in inventories of finished goods and work in progress	(334)	(326)	496
Raw materials and consumables used	4,940	5,509	4,591
Freight and transportation	2,037	1,981	2,378
External services	5,260	4,404	4,745
Third-party commodity purchase s	2,230	1,139	1,069
Net foreign exchange losses/(gains)	310	(603)	(147)
Fair value change on derivatives (1)	145	422	8
Government royalties paid and payable	3,217	2,362	2,538
Exploration and evaluation expenditure incurred and expensed in the current period	430	517	516
Depreciation and amortisation expense	6,824	6,112	5,829
Net impairments:
Property, plant and equipment	2,583	494	250
Goodwill and other intangible assets	52	–	14
All other operating expenses	2,083	2,709	1,703

Total expenses	34,500	28,775	28,022

Insurance recoveries (2)	(46)	(489)	(57)
Other income (3)	(464)	(288)	(336)

Total other income	(510)	(777)	(393)

(1)
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.

(2)	Insurance recoveries is principally related to claims received from Samarco dam failure. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

(3)
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling
interests and joint arrangements, dividend income, royalties, commission income and gains or losses on divestment of subsidiaries or operations.

Recognition and measurement
Income is recognised when it is probable that the economic benefits associated with a transaction will flow to the Group and can be reliably measured. Dividends are recognised upon declaration.